Financial Assets and Financial Liabilities - Summary of Sensitivity Analysis of Changes Unobservable Inputs Assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Recognition in profit or loss
Favorable changes		₩ 157,943	₩ 156,985
Unfavorable changes		(142,816)	(141,401)
Other comprehensive income
Favorable changes		57,358	57,795
Unfavorable changes		(38,779)	(36,073)
Due from financial institutions measured at fair value through profit or loss
Recognition in profit or loss
Favorable changes	[1]	11	141
Unfavorable changes	[1]	(11)	(151)
Other comprehensive income
Favorable changes	[1]	0	0
Unfavorable changes	[1]	0	0
Debt securities
Recognition in profit or loss
Favorable changes	[1],[2]	108,191	103,717
Unfavorable changes	[1],[2]	(107,444)	(102,842)
Other comprehensive income
Favorable changes	[1],[2]	0	0
Unfavorable changes	[1],[2]	0	0
Derivatives held for trading
Recognition in profit or loss
Favorable changes	[1],[3]	6,820	14,878
Unfavorable changes	[1],[3]	(7,209)	(16,535)
Other comprehensive income
Favorable changes	[1],[3]	0	0
Unfavorable changes	[1],[3]	0	0
Equity securities
Recognition in profit or loss
Favorable changes	[1],[4]	38,454	35,920
Unfavorable changes	[1],[4]	(24,736)	(19,754)
Other comprehensive income
Favorable changes	[1],[4]	0	0
Unfavorable changes	[1],[4]	0	0
Equity securities
Recognition in profit or loss
Favorable changes	[4]	0	0
Unfavorable changes	[4]	0	0
Other comprehensive income
Favorable changes	[4]	57,358	57,795
Unfavorable changes	[4]	(38,779)	(36,073)
Loans measured at fair value through profit or loss
Recognition in profit or loss
Favorable changes	[1],[5]	4,467	2,329
Unfavorable changes	[1],[5]	(3,416)	(2,119)
Other comprehensive income
Favorable changes	[1],[5]	0	0
Unfavorable changes	[1],[5]	₩ 0	₩ 0

[1]	For financial instruments at fair value through profit or loss, changes in fair value are calculated by shifting principal unobservable input parameters such as discount rate, recovery rate, liquidation value, growth rate by ±1%p and volatility of underlying asset by ±1%p or ±10% and correlation coefficient by ±10%.
[2]	For beneficiary certificates, it is practically impossible to analyze sensitivity of changes in unobservable inputs. However, for beneficiary certificates whose underlying assets are real estates, changes in fair value are calculated by shifting rate of real estate price fluctuation by -1%p~1%p, and for beneficiary certificates whose underlying assets are equity investments, changes in fair value are calculated by shifting principal unobservable input parameters such as liquidation value by -1%p~1%p and discount rate by -1%p~1%p. There is no significant correlation among major unobservable inputs.
[3]	For derivative financial instruments, changes in fair value are calculated by shifting principal unobservable input parameters such as price of underlying asset and volatility by +3% or ± 10%.
[4]	For equity securities, changes in fair value are calculated by shifting principal unobservable input parameters such as discount rate (-1%p~1%p) and growth rate (-1%p~1%p).
[5]	For loans, changes in fair value are calculated by shifting principal unobservable input parameters such as discount rate by -1%p~1%p.